Accounts Payable and Accrued and Other Current Liabilities - Accrued and Other Current Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrual for Taxes Other than Income Taxes, Current	$ 25	$ 10
Interest Payable, Current	82	53
Accrued Compensation And Related Liabilities Current	61	55
Gathering and transportation	8	7
Gathering and transportation related to exited areas	56	6
Accrued Income Taxes, Current	41	3
Other Accrued Liabilities, Current	29	11
Accrued Liabilities and Other Liabilities	$ 302	$ 145